Note 7 - Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected dividend yield		0%
Risk free interest rate	1.01%	-	2.43%
Expected life in years		5
Expected volatility	85%	-	213%

	2015			2014
Expected dividend yield		0%		0%
Risk free interest rate	1.66%	-	2.43%	2.30%
Expected life in years		10		10
Expected volatility		85%		85%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Exercise	Weighted Average
	Number	Price	Exercise Price
Stock Options

Outstanding January 1, 2016	1,707,744		$0.84
Granted	1,301,084	$1.25
Expired	(416,599)
Outstanding September 30, 2016	2,592,229		$1.04

		Exercise	Weighted Average
	Number	Price	Exercise Price
Stock Options

Outstanding January 1, 2014	977,744		$0.60
Granted	240,000	$1.00
Outstanding December, 31, 2014	1,217,744		$0.68
Granted	490,000	$1.25
Outstanding December, 31, 2015	1,707,744		$0.84

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Exercise	Weighted Average
	Number	Price	Exercise Price
Warrants
Outstanding January 1, 2016	3,403,367		$1.05
Granted	423,291	$1.25
Outstanding September 30, 2016	3,826,658		$1.07

		Exercise	Weighted Average
	Number	Price	Exercise Price
Warrants

Outstanding January 1, 2014	3,153,367		$1.01
Granted	-	$-
Outstanding December, 31, 2014	3,153,367		$1.00
Granted	250,000	$1.25
Outstanding December, 31, 2015	3,403,367		$1.05